Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Executive Officers
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Shares	Weighted-average grant date fair value
Non-vested at January 1, 2014	585,247	$21.16
Granted	365,831	29.86
Vested	(311,078)	19.02
Forfeited	(11,991)	29.33
Non-vested at December 31, 2014	628,009	$27.13
Granted	323,814	33.37
Vested	(430,646)	30.45
Forfeited	(25,446)	28.65
Non-vested at December 31, 2015	495,731	$28.25
Granted	344,488	25.86
Quantity adjusted by TSR factor	39,566	24.37
Vested	(487,784)	27.72
Forfeited	(8,019)	29.13
Non-vested at December 31, 2016	383,982	$26.35

Directors
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2014	-	-
Granted	23,135	$30.43
Vested	(23,135)	30.43
Forfeited	-	-
Non-vested at December 31, 2014	-	-
Granted	22,119	$32.29
Vested	(22,119)	32.29
Forfeited	-	-
Non-vested at December 31, 2015	-	-
Granted	40,517	$29.77
Vested	(40,517)	29.77
Forfeited	-	-
Non-vested at December 31, 2016	-	-